John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF (the “Funds”)

Supplement dated February 27, 2018, to the current Prospectuses (each, a “Prospectus”)

Effective March 2, 2018, the following information supplements and supersedes any information to the contrary contained in the Prospectus for each Fund.

The “Purchase and Sale of Fund Shares” disclosure in the “Fund Summary” section of the Prospectus for each Fund is amended and restated as follows:

PURCHASE AND SALE OF FUND SHARES

The fund will issue and redeem shares at NAV only with authorized participants and only in a large specified number of shares, each called a “creation unit,” or multiples thereof, in exchange for the deposit or delivery of a basket of securities. A creation unit of the fund consists of 10,000 shares. Except when aggregated in creation units, the shares are not redeemable securities of the fund.

Individual shares of the fund may be purchased and sold only in secondary market transactions through brokers. Shares of the fund are listed and traded on the NYSE Arca. Because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than or less than NAV.

A “Business Day” with respect to the fund is each day the New York Stock Exchange, NYSE Arca and the Trust are open and includes any day that the fund is required to be open under Section 22(e) of the Investment Company Act. On any given Business Day, the fund expects to effect creation and redemption orders (delivered in proper form) as follows:

•	For creation orders:
o
Received, in proper form, no later than 4:00 p.m. Eastern time: Creation Units will be effected based on the NAV of shares of the fund as next determined and are expected to be delivered within two business days (“T+2”).

o	Received, in proper form, after 4:00 p.m. Eastern time: Will be deemed received on the next Business Day.
•	For redemption orders:
o
Received, in proper form, no later than 4:00 p.m. Eastern time: Redemption proceeds will be effected based on the NAV of shares of the fund as next determined are expected to be delivered within two business days (“T+2”).

o	Received, in proper form after 4:00 p.m. Eastern time: Will be deemed received on the next Business Day.

Additional information about the creation and redemption process, including the process for non-standard orders and orders outside the clearing process, is set forth in the fund’s Statement of Additional Information.

The first paragraph under “Shareholder information – Creations and redemptions” in the “Fund details” section of the Prospectus for each Fund is amended and restated as follows:

Prior to trading in the secondary market, shares of the fund are “created” at NAV by market makers, large investors and institutions only in block-size creation units of 10,000 shares or multiples thereof. Each “creator” or” authorized participant” enters into an authorized participant agreement with the fund’s distributor.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF (the “Funds”)

Supplement dated February 27, 2018, to the current Prospectuses (each, a “Prospectus”)

Effective March 2, 2018, the following information supplements and supersedes any information to the contrary contained in the Prospectus for each Fund.

The “Purchase and Sale of Fund Shares” disclosure in the “Fund Summary” section of the Prospectus for each Fund is amended and restated as follows:

PURCHASE AND SALE OF FUND SHARES

The fund will issue and redeem shares at NAV only with authorized participants and only in a large specified number of shares, each called a “creation unit,” or multiples thereof, in exchange for the deposit or delivery of a basket of securities. A creation unit of the fund consists of 25,000 shares. Except when aggregated in creation units, the shares are not redeemable securities of the fund.

Individual shares of the fund may be purchased and sold only in secondary market transactions through brokers. Shares of the fund are listed and traded on the NYSE Arca. Because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than or less than NAV.

A “Business Day” with respect to the fund is each day the New York Stock Exchange, NYSE Arca and the Trust are open and includes any day that the fund is required to be open under Section 22(e) of the Investment Company Act. On any given Business Day, the fund expects to effect creation and redemption orders (delivered in proper form) as follows:

•	For creation orders:
o
Received, in proper form, no later than 4:00 p.m. Eastern time: Creation Units will be effected based on the NAV of shares of the fund as next determined and are expected to be delivered within two business days (“T+2”).

o	Received, in proper form, after 4:00 p.m. Eastern time: Will be deemed received on the next Business Day.
•	For redemption orders:
o
Received, in proper form, no later than 4:00 p.m. Eastern time: Redemption proceeds will be effected based on the NAV of shares of the fund as next determined are expected to be delivered within two business days (“T+2”).

o	Received, in proper form after 4:00 p.m. Eastern time: Will be deemed received on the next Business Day.

Additional information about the creation and redemption process, including the process for non-standard orders and orders outside the clearing process, is set forth in the fund’s Statement of Additional Information.

The first paragraph under “Shareholder information – Creations and redemptions” in the “Fund details” section of the Prospectus for each Fund is amended and restated as follows:

Prior to trading in the secondary market, shares of the fund are “created” at NAV by market makers, large investors and institutions only in block-size creation units of 25,000 shares or multiples thereof. Each “creator” or” authorized participant” enters into an authorized participant agreement with the fund’s distributor.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF (the “Funds”)

Supplement dated February 27, 2018, to the current Statement of Additional Information (“SAI”), as may be supplemented

Effective March 2, 2018, the following information supplements and supersedes any information to the contrary contained in the SAI.

The first paragraph under the heading “CREATIONS AND REDEMPTIONS” is replaced with the following disclosure:

The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below). For each Fund except John Hancock Multifactor Developed International ETF, John Hancock Multifactor Large Cap ETF and John Hancock Multifactor Mid Cap ETF, 10,000 Shares of the Fund constitute a Creation Unit. For John Hancock Multifactor Large Cap ETF and John Hancock Multifactor Mid Cap ETF, 25,000 Shares of the Fund constitute a Creation Unit. For John Hancock Multifactor Developed International ETF, 100,000 Shares of the Fund constitute a Creation Unit.

You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Small Cap ETF (the “Fund”)

Supplement dated February 27, 2018, to the current Statement of Additional Information (“SAI”), as may be supplemented

Effective March 2, 2018, the following information supplements and supersedes any information to the contrary contained in the SAI.

The first paragraph under the heading “CREATIONS AND REDEMPTIONS” is replaced with the following disclosure:

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below). For the Fund, 25,000 Shares of the Fund constitute a Creation Unit.

You should read this Supplement in conjunction with the SAI and retain it for future reference.